Share capital - Stock options - Weighted average assumptions (Details)	12 Months Ended
	Dec. 31, 2025 Y $ / shares	Dec. 31, 2024 Y $ / shares
Share capital
Average share price at date of grant	$ 1.57	$ 0.2
Expected volatility	164.90%	145.38%
Risk-free interest rate	3.10%	3.25%
Expected average life | Y	9.76	7.39
Average exercise price at date of grant	$ 1.57	$ 0.2
Average fair value at measurement date	$ 1.69	$ 0.18
Estimated forfeiture rate	0.00%	0.00%